Loans payable - Short-term loan (Details) - Short-term loan	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 LSL (M)	Jun. 30, 2021 USD ($)
Loans payable
Face amount		$ 258,900	M 4,000,000
Balance	$ 0			$ 248,293